Assets pledged and collateral (Tables)	6 Months Ended
Jun. 30, 2016
Assets pledged and collateral	Assets pledged
end of	6M16	2015
Assets pledged (CHF million)
Total assets pledged or assigned as collateral	111,200	130,983
of which encumbered	80,600	91,278

Fair value of collateral received with the right to sell or repledge	Collateral
end of	6M16	2015
Collateral (CHF million)
Fair value of collateral received with the right to sell or repledge	386,480	422,659
of which sold or repledged	184,548	186,298